Equity (Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Accumulated other comprehensive income (loss)	$ 1,059,684	$ 1,101,330	$ 1,248,348	$ 1,301,465
Accumulated other comprehensive income (loss)
Class of Stock [Line Items]
Accumulated other comprehensive income (loss)	(4,218)	(4,851)	$ (971)	$ (4,276)
Unrealized gains (losses) on available-for-sale securities
Class of Stock [Line Items]
Accumulated other comprehensive income (loss)	149	(125)
Unrealized gains (losses) on cash flow hedges
Class of Stock [Line Items]
Accumulated other comprehensive income (loss)	27	(690)
Unrealized losses on cumulative translation adjustment
Class of Stock [Line Items]
Accumulated other comprehensive income (loss)	$ (4,394)	$ (4,036)